TREASURY STOCK	12 Months Ended
Mar. 31, 2020
TREASURY STOCK
TREASURY STOCK

Note 20–  TRESURY STOCK

On December 10, 2018, the Company announced that its board of directors authorized a share repurchase program under which the Company may repurchase up to US$25 million of its ordinary shares in the form of American depositary shares ("ADS") over the next 12 months. The program aligns with the Company's commitment to maximize shareholder value, and affirms its confidence and optimism in the long-term future of the peer-to-peer lending Industry in China. Under the program, the purchases will be funded from cash on hand or future cash provided by operating activities. There is no guarantee as to the exact number of shares to be repurchased by the Company, and the Company may discontinue purchases at any time that the board of directors determines additional purchases are not warranted. As of March 31, 2020, the Company repurchased an aggregate of 1,165,883 ADSs from the open market for a total consideration of US$3,988,370, which was recorded as treasury stock.